Intangible Assets and Goodwill - Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill, carrying amount	R$ 916,767	R$ 89,634
Fair value assumptions
Goodwill impairment	0	0	R$ 0
Core
Goodwill
Goodwill, carrying amount	755,539	62,036
Value -in-use	2,130,003	R$ 721,271
Carrying amount	R$ 1,846,915
Fair value assumptions
Discount rate (as a percent)	12.70%	15.70%
Core | Gross margin | Decrease in basis points
Fair value assumptions
Increase (decrease) in basis points	(1.20%)
Gross margin (as a percent)	75.50%
Core | Discount rate | Increase in basis points
Fair value assumptions
Increase (decrease) in basis points	1.20%
Discount rate (as a percent)	13.80%
Core | Budget period
Fair value assumptions
Gross margin (as a percent)	76.70%	78.80%
Growth rate (as a percent)	11.10%	21.10%
Core | Beyond budget period
Fair value assumptions
Growth rate (as a percent)	4.30%	4.00%
Supplemental
Goodwill
Goodwill, carrying amount	R$ 161,228	R$ 27,598
Value -in-use	854,855	R$ 195,023
Carrying amount	R$ 34,889
Fair value assumptions
Discount rate (as a percent)	14.50%	17.60%
Supplemental | Gross margin | Decrease in basis points
Fair value assumptions
Increase (decrease) in basis points	(1.20%)
Gross margin (as a percent)	79.80%
Supplemental | Discount rate | Increase in basis points
Fair value assumptions
Increase (decrease) in basis points	1.20%
Discount rate (as a percent)	15.70%
Supplemental | Budget period
Fair value assumptions
Gross margin (as a percent)	81.00%	87.40%
Growth rate (as a percent)	18.30%	33.00%
Supplemental | Beyond budget period
Fair value assumptions
Growth rate (as a percent)	4.30%	4.00%